Intangible Assets, Net - Additional Information (Details)	1 Months Ended	12 Months Ended
	Feb. 28, 2018 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)
Finite Lived Intangible Assets [Line Items]
Percentage of equity interest acquired	100.00%
Total cash considerations	¥ 15,000,000
Deferred tax liability, intangible assets		¥ 23,631,899	$ 3,437,117
Intangible assets, estimated useful lives		10 years
Acquired right to operate an online audio/video content platform with amount		¥ 96,129,761
Estimated amortization expense of 2019		9,600,000
Estimated amortization expense of 2020		9,600,000
Estimated amortization expense of 2021		9,600,000
Estimated amortization expense of 2022		9,600,000
Estimated amortization expense of 2023		¥ 9,600,000
Online Audio/Video Content Platform
Finite Lived Intangible Assets [Line Items]
Percentage of equity interest acquired		100.00%	100.00%
Total cash considerations		¥ 72,100,000
Deferred tax liability, intangible assets		¥ 24,000,000
Intangible assets, estimated useful lives		10 years
Acquired right to operate an online audio/video content platform with amount		¥ 96,129,761